Annual Total Returns - BlackRock Global Long/Short Credit Fund (Class K Shares) [BarChart] - Class K - BlackRock Global Long/Short Credit Fund - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2012	7.07%
Annual Return 2013	3.74%
Annual Return 2014	0.92%
Annual Return 2015	(1.00%)
Annual Return 2016	3.68%
Annual Return 2017	3.64%
Annual Return 2018	(1.70%)
Annual Return 2019	7.51%